LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT (Details)				2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
		Feb. 12, 2019 USD ($)	Dec. 01, 2017 USD ($) Vessel	Sep. 10, 2021 Building	Sep. 28, 2021 USD ($)	Jun. 30, 2021 USD ($) Lender Building Vessel	Dec. 31, 2018 Vessel	Sep. 29, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 16, 2020 USD ($)	Oct. 16, 2020 USD ($)
Line of Credit Facility [Abstract]
Number of lenders | Lender						2
Current portion of long-term debt						$ 22,274,000			$ 22,094,000
Number of new buildings | Building						2
At-the-market Offering of Common Stock						$ 60,000,000
Contractual Obligation [Abstract]
2021	[1]					12,461,000
2022						25,132,000
2023						25,516,000
2024						212,624,000
2025						9,534,000
Thereafter						68,567,000
Total						$ 353,834,000
Subsequent Event [Member]
Line of Credit Facility [Abstract]
Number of new buildings | Building				2
At-the-market Offering of Common Stock								$ 60,000,000
Maximum [Member]
Line of Credit Facility [Abstract]
At-the-market Offering of Common Stock											$ 60,000,000
Maximum [Member] | Subsequent Event [Member]
Line of Credit Facility [Abstract]
At-the-market Offering of Common Stock								$ 60,000,000
2019 Senior Secured Credit Facility [Member]
Line of Credit Facility [Abstract]
Number of vessels used as collateral | Vessel						20
Debt instrument term						5 years
Maximum borrowing capacity		$ 306,100,000
Loan amortizing, maturity period						20 years
Maturity date						Feb. 28, 2024
Discretionary excess cash mechanism for the lender that equals to net earnings from collateral vessels		50.00%
Deferred financing costs		$ 13,000,000.0				$ 2,400,000			2,400,000
Deferred finance costs, non-cash portion		6,100,000
Debt covenants, minimum liquidity		$ 30,000,000.0
Debt covenants percentage in loan-to-vessel ratio		70.00%
Drawn amount						245,500,000			253,900,000
Current portion of long-term debt						14,400,000			14,400,000
Repayment of debt						8,400,000
Contractual Obligation [Abstract]
2021	[1]					8,403,000
2022						16,805,000
2023						16,805,000
2024						203,486,000
2025						0
Thereafter						0
Total						$ 245,499,000
2019 Senior Secured Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Abstract]
Drawn amount					$ 241,300,000
Repayment of debt					$ 4,200,000
$30 Million Accordion Loan [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity										$ 30,000,000.0
Maturity date						Feb. 28, 2024
Financing of 2018-built Vessels [Member]
Line of Credit Facility [Abstract]
Number of vessels delivered | Vessel			3				3
Deferred financing costs			$ 2,300,000
Drawn amount						$ 108,300,000			112,200,000
Percentage of purchase price expected to pay by lending provider			77.50%
Term of bareboat charter agreement						10 years
Obligation to purchase the vessels			$ 13,600,000
First flexibility period to purchase the vessels						60 months
Second flexibility period to purchase the vessels						84 months
Minimum value adjusted equity			$ 175,000,000.0
Minimum value adjusted equity ratio			25.00%
Minimum liquidity value			$ 20,000,000.0
Long term debt current						$ 7,900,000			$ 7,700,000
Number of new buildings | Building						2
Maximum percentage of financing secured						80.00%
Debt						$ 0
Contractual Obligation [Abstract]
2021	[1]					4,058,000
2022						8,327,000
2023						8,711,000
2024						9,138,000
2025						9,534,000
Thereafter						68,567,000
Total						$ 108,335,000
Financing of 2018-built Vessels [Member] | Minimum [Member]
Line of Credit Facility [Abstract]
Interest rate			4.86%
Financing of 2018-built Vessels [Member] | Maximum [Member]
Line of Credit Facility [Abstract]
Interest rate			5.06%

[1]	Q3 and Q4 2021 repayments